Basis of Preparation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Basis of Preparation of Consolidated Financial Statements [Abstract]
Basis of Preparation of Consolidated Financial Statements
2	Basis of Preparation of Consolidated Financial Statements

These consolidated financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards (IFRS) issued by International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical cost basis.

These consolidated financial statements are presented in United States Dollars (“USD”) which is the functional and presentation currency of the Group. All financial information presented in USD has been rounded to the whole number, unless otherwise stated.

The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments.

Basis of Consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2024. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)

●	Exposure, or rights, to variable returns from its involvement with the investee

●	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement(s) with the other vote holders of the investee

●	Rights arising from other contractual arrangements

●	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognised in consolidated statement of comprehensive income. Any investment retained is recognised at fair value.

Going Concern

During the year ended December 31, 2024, the Group reported a profit of USD 4,438,910 and generated positive operating cash flows of USD 45,613,945. In accordance with the Bond Terms (Note 15), the Group is required to make a single bullet repayment of USD 144,000,000 in September 2025. As of December 31, 2024, the Group was in breach of certain covenant requirements under the Bond Terms; however, these breaches did not constitute payment defaults, as all coupon and installment payments were made in full and on time. Although the bondholders have not declared an event of default, the breaches represent technical defaults, which could allow bondholders to request immediate repayment. The Group has classified the outstanding debt balance of USD 148,900,000 as a current liability. Further, as of the year end the Group’s current liabilities exceeded its current assets by USD 309,270,131. All of the above represents uncertainty that casts doubt upon the Group’s ability to continue as a going concern.

Management and respective advisors are engaged in discussions with its bondholders and prospective lenders to restructure or reschedule the upcoming bullet payment. Management is confident that these negotiations will result in a realignment of the repayment terms, thereby enhancing the Group’s liquidity position and mitigating the material uncertainty related to its ability to continue as a going concern.

Separately, the Group is also in advanced discussions regarding a potential settlement arrangement for BIA that would further strengthen its financial position. The proposed settlement involves equity instruments. Management believes that the successful conclusion of this settlement arrangement will significantly improve the Group’s balance sheet, reduce current liabilities, and support its future growth initiatives.

Further the Group has entered into long term contract that will generate steady cash flows (Note 6).

These consolidated financial statements are prepared on a going concern basis and in compliance with IFRS issued by IASB. The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The consolidated financial statements do not include any adjustment that should result from a failure to obtain the financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.